Loans and Borrowings - Summary of Loans and Borrowings - Additional Information (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($) Covenant shares	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) Covenant shares	Sep. 30, 2021 USD ($)	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 USD ($)	Aug. 26, 2022 USD ($) shares	Jul. 13, 2022 USD ($) shares	Jun. 13, 2022 shares	Jun. 09, 2022 shares	Mar. 31, 2022 USD ($)	Mar. 31, 2022	Mar. 31, 2022 Customer	Mar. 31, 2022 Covenant
Debt Instrument [Line Items]
Interest expense	$ 224,632	$ 252,055	$ 474,632	$ 504,833	$ 1,000,000	$ 293,250
Number of covenants to be met for loans and borrowings outstanding	0		0										0	0
Number of shares issued | shares	8,516,894		8,516,894		5,560,829				5,700,000	198,000,000
Common shares issued, value	$ 321,769,905		$ 321,769,905			$ 306,618,482					$ 317,051,125
Sprout
Debt Instrument [Line Items]
Number of shares issued | shares								372,670
Common shares issued, value								$ 570,185
Amended Promissory Notes [Member]
Debt Instrument [Line Items]
Secured Promissory Notes, interest payable description			The $13.0 million of amended Secured Promissory Notes have a 10% interest rate per annum, increasing by 1% per annum every three months during the term of the Secured Promissory Notes. The interest will be compounded and added to the principal amount on a quarterly basis.		The $13.0 million of amended Promissory notes are secured, have a 10% interest rate per annum, increasing by 1% per annum every three months during the term of the Promissory notes. The interest will be compounded and added to the principal amount on a quarterly basis.
Secured Promissory Notes								$ 13,000,000
Secured Promissory Notes, Interest rate								10.00%
Amended Promissory Notes [Member] | Sprout
Debt Instrument [Line Items]
Additional amount committed								$ 3,000,000
Promissory Note
Debt Instrument [Line Items]
Maturity date of note					Feb. 01, 2024
Secured Promissory Notes, interest payable description			The outstanding principal balance bears interest at the rate of 10.0% per annum, increasing by 1.00% every three months commencing September 30, 2022. Interest is accrued and added to the principal amount of the loan and is presented net of borrowing costs.		The outstanding principal balance bears interest at the rate of 10.0% per annum, payable quarterly in arrears on the last day of each fiscal quarter during the term, commencing March 31, 2021
Secured Promissory Notes											$ 10,000,000
Secured Promissory Notes, Interest rate	10.00%		10.00%									10.00%
Promissory Note | Sprout
Debt Instrument [Line Items]
Maturity date of note			Feb. 01, 2024		Feb. 01, 2024
Neptune [Member]
Debt Instrument [Line Items]
Number of shares issued | shares							36,765
Common shares issued, value							$ 75,736
Sprout [Member] | Secured Promissory Note Agreement [Member]
Debt Instrument [Line Items]
Secured Promissory Notes							$ 250,000